First Sentier Global Listed Infrastructure Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Airport Services - 8.9%
Beijing Capital International Airport Co. Ltd. - Class H (a)	2,762,000	$919,222
Flughafen Zurich AG	15,930	3,686,739
Grupo Aeroportuario del Pacifico SAB de CV - Class B	188,810	3,023,838
Grupo Aeroportuario del Sureste SAB de CV - Class B	94,160	2,827,934
Japan Airport Terminal Co. Ltd.	21,800	795,793
		11,253,526

Construction & Engineering - 1.4%
Vinci SA	15,906	1,815,162

Electric Utilities - 32.3%(b)
Alliant Energy Corp.	45,083	2,509,320
American Electric Power Co., Inc.	36,098	3,541,936
Duke Energy Corp.	54,110	5,912,600
Evergy, Inc.	44,072	2,556,176
Eversource Energy	77,687	5,042,663
Exelon Corp.	78,185	2,908,482
NextEra Energy, Inc.	103,904	7,937,226
Southern Co.	64,491	5,386,288
SSE PLC	75,457	1,826,189
Xcel Energy, Inc.	58,914	3,433,508
		41,054,388

Environmental & Facilities Services - 1.1%
GFL Environmental, Inc.	36,064	1,400,004

Gas Utilities - 4.8%
AltaGas Ltd.	73,900	1,762,060
ENN Energy Holdings Ltd.	327,900	2,294,403
UGI Corp.	84,088	2,083,701
		6,140,164

Highways & Railtracks - 15.0%
Atlas Arteria Ltd.	1,009,307	3,466,555
CCR SA	1,354,100	2,973,387
Getlink SE	183,178	3,264,211
Promotora y Operadora de Infraestructura SAB de CV	195,597	1,826,734
Transurban Group	882,926	7,534,705
		19,065,592

Independent Power Producers & Energy Traders - 1.0%
AES Corp.	72,094	1,282,552

Integrated Telecommunication Services - 1.2%
Infrastrutture Wireless Italiane SpA (c)	135,494	1,507,673

Multi-Utilities - 8.6%
Dominion Energy, Inc.	76,091	4,067,825
Hera SpA	392,371	1,435,686
National Grid PLC	432,300	5,485,080
		10,988,591

Oil & Gas Storage & Transportation - 8.1%
Cheniere Energy, Inc.	30,261	5,526,869
DT Midstream, Inc.	33,898	2,554,553
Targa Resources Corp.	16,506	2,232,932
		10,314,354

Rail Transportation - 7.6%
Norfolk Southern Corp.	12,667	3,161,177
Union Pacific Corp.	15,466	3,815,926
West Japan Railway Co.	134,700	2,651,844
		9,628,947

Water Utilities - 2.4%
Guangdong Investment Ltd.	1,094,000	573,703
Severn Trent PLC	72,918	2,410,637
		2,984,340
TOTAL COMMON STOCKS (Cost $111,444,276)		117,435,293

REAL ESTATE INVESTMENT TRUSTS - 7.1%
Telecom Tower REITs - 7.1%
American Tower Corp.	28,646	6,313,578
Crown Castle, Inc.	24,283	2,673,073
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,415,868)		8,986,651

TOTAL INVESTMENTS - 99.5% (Cost $119,860,144)		126,421,944
Other Assets in Excess of Liabilities - 0.5%		633,395
TOTAL NET ASSETS - 100.0%		$127,055,339

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Company is a European Company.
SpA - Societa per Azioni

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $1,507,673 or 1.2% of the Fund’s net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

First Sentier Global Listed Infrastructure Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$77,767,690	$39,667,603	$–	$117,435,293
Real Estate Investment Trusts	8,986,651	–	–	8,986,651
Total Investments	$86,754,341	$39,667,603	$–	$126,421,944

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of July 31, 2024
(% of Net Assets)
United States	$72,940,385	57.4%
Australia	11,001,260	8.6
United Kingdom	9,721,906	7.6
Mexico	7,678,506	6.0
France	5,079,373	4.0
Switzerland	3,686,739	2.9
Japan	3,447,637	2.8
China	3,213,625	2.5
Canada	3,162,064	2.5
Brazil	2,973,387	2.4
Italy	2,943,359	2.3
Hong Kong	573,703	0.5
Other Assets in Excess of Liabilities	633,395	0.5
	$127,055,339	100.0%